COMMITMENTS AND CONTINGENCIES (Schedule of Product Warranty Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Product warranty activity
Beginning balance	$ 20,612,293	$ 10,316,650
Warranty provision	13,076,787	9,842,133
Warranty expense incurred	(1,350,729)	(49,180)
Foreign exchange effect	(559,986)	502,690
Ending balance	$ 31,778,365	$ 20,612,293